SCHEDULE OF OTHER EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Fair value loss on marketable securities	$ 43	$ 469
Fair value loss on purchase warrants	17	74
Unrealized foreign exchange (gain) loss	(515)	132
Realized foreign exchange gain	(23)	(63)
Interest and other expenses	78	48
Insurance proceeds received	(592)
Management fee income (Note 5)		(9)
Other (income) expenses	$ (992)	$ 651